Related party transactions (Summary of Related Party Transactions) (Details) - Axionlog Distribution B.V. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Food and paper	$ (177,356)	$ (173,387)	$ (163,536)
Occupancy and other operating expenses	(5,322)	(4,281)	(3,882)
Net interest income	0	0	47
Logistics service fees from related party	41,633	48,773	40,714
Suppliers purchase expense related party	$ 135,723	$ 124,614	$ 122,822